Revenue - Significant Changes in Contract Assets and Contract Liabilities Balances (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets:
Beginning balance	$ 11,253	$ 0	$ 0	$ 0	$ 0	$ 0
Transferred to receivables from contract assets recognized at the beginning of the period	(2,813)
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	5,251
Ending balance	13,691		11,253	11,253	0	0
Contract liabilities:
Beginning balance	22,055	19,164	19,164	19,164	20,911	16,835
Revenue recognized that was included in the contract liabilities beginning balance	(1,434)	(561)		(12,182)	(3,149)	(7,393)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	3,327	412		21,156	1,402	11,725
Customer deposits reclassified to refund liabilities		(6,083)	(6,100)
Ending balance	$ 23,948	$ 12,932	$ 22,055	$ 22,055	$ 19,164	$ 20,911